DISCONTINUED OPERATIONS DISCONTINUED OPERATIONS (Details) - Argenina Operations (USD $)			3 Months Ended	12 Months Ended			3 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Argentine Operations [Member]	Dec. 31, 2010 Argentine Operations [Member]	Dec. 31, 2009 Argentine Operations [Member]	Dec. 31, 2011 Argentine Operations [Member]	Mar. 31, 2012 Property, Plant, And Equipment [Member] Argentine Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment charge gross of tax							$ 41,500,000
Disposal Group, Including Discontinued Operation, Balance Sheet Disclosures [Abstract]
Accounts receivable, net of allowance for doubtful accounts of $65 and $69				27,168,000		41,682,000
Allowance for doubtful accounts	65,000	69,000
Inventories				7,982,000		8,018,000
Prepaid expenses				1,056,000		1,198,000
Deferred tax assets				854,000		2,454,000
Other current assets				4,945,000		6,991,000
Total current assets held for sale				42,005,000		60,343,000
Property and equipment, gross				42,872,000		39,292,000
Accumulated depreciation				(26,925,000)		(26,296,000)
Property and equipment, net				15,947,000		12,996,000
Goodwill				714,000		661,000
Deposits				7,000		7,000
Other assets				5,536,000		9,219,000
Total noncurrent assets held for sale				22,204,000		22,883,000
Total assets				64,209,000		83,226,000
Accounts payable				6,187,000		7,101,000
Other current liabilitlies				22,144,000		34,789,000
Total liabilities directly associated with assets held for sale				28,331,000		41,890,000
TOTAL NET ASSETS HELD FOR SALE FROM DISCONTINUED OPERATIONS				35,878,000		41,336,000
Disposal Group, Not Discontinued Operation, Income Statement Disclosures [Abstract]
Revenues			117,672,000	91,089,000	68,625,000
Cost and Expenses
Direct operating expenses			111,893,000	88,571,000	66,135,000
Depreciation and amortization expense			2,658,000	3,149,000	3,742,000
General and administrative expenses			14,769,000	12,083,000	11,920,000
Asset retirements and impairments			0	0	267,000
Operating income (loss)			(11,648,000)	(12,714,000)	(13,439,000)
Interest expense, net of amounts capitalized			1,694,000	719,000	164,000
Other (income) expense, net			3,159,000	110,000	(682,000)
Loss before taxes and noncontrolling interest			(16,501,000)	(13,543,000)	(12,921,000)
Income tax benefit			5,820,000	2,551,000	4,442,000
Net (loss)			(10,681,000)	(10,992,000)	(8,479,000)
Asset Impairment Charges Net Of Taxes							$ 26,900,000